Loans and advances to customers (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Renegotiated Loans And Advances To Customers [Abstract]
Opening balance	R$ 17,143,212	R$ 17,183,869
Additional renegotiated amounts, including interest	20,283,735	15,193,567
Payments received	(13,363,684)	(9,472,888)
Write-offs	(5,032,606)	(5,761,336)
Closing balance	19,030,657	17,143,212
Expected loss on loans and advances	(8,021,445)	(7,015,820)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	R$ 11,009,212	R$ 10,127,392
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	42.20%	40.90%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.20%	4.20%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	2.60%	2.70%